Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Outstanding Long-Term Debt
At December 31, 2019, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities	June 2024[1]	2,300	—

[1]	On June 3, 2019, the maturity date for the Operating Credit Facilities was extended from June 2022 to June 2024.
The following table presents long-term debt outstanding at December 31, 2019 and 2018:

December 31 (millions of dollars)	2019	2018
Floating-rate Series 31 notes due 2019[1]	—	228
1.48% Series 37 notes due 2019[2]	—	500
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 2020[2]	350	350
1.84% Series 34 notes due 2021	500	500
2.57% Series 39 notes due 2021[2]	300	300
3.20% Series 25 notes due 2022	600	600
2.54% Series 42 notes due 2024	700	—
2.97% Series 40 notes due 2025	350	350
2.77% Series 35 notes due 2026	500	500
3.02% Series 43 notes due 2029	550	—
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
3.64% Series 44 notes due 2050	250	—
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt (a)	11,345	10,573

6.6% Senior Secured Bonds due 2023 (Principal amount - $105 million)	121	129
4.6% Note Payable due 2023 (Principal amount - $36 million)	39	39
HOSSM long-term debt (b)	160	168

	11,505	10,741

Add: Net unamortized debt premiums	12	13
Add: Unrealized mark-to-market loss (gain)[2]	1	(5)
Less: Unamortized deferred debt issuance costs	(43)	(40)
Total long-term debt	11,475	10,709
[1] The interest rates of the floating-rate notes are referenced to the three-month Canadian dollar bankers’ acceptance rate, plus a margin.
[2] The unrealized mark-to-market net loss of $1 million relates to $50 million of the Series 33 notes due 2020 and $300 million Series 39 notes due 2021. (2018 - unrealized mark-to-market net gain also related to $500 million Series 37 notes due 2019). The unrealized mark-to-market net loss is offset by a $1 million unrealized mark-to-market net gain (2018 - $5 million net loss) on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges.
(a) Hydro One long-term debt
At December 31, 2019, long-term debt of $11,345 million (2018 - $10,573 million) was outstanding, the majority of which was issued under Hydro One’s Medium Term Note (MTN) Program. The maximum authorized principal amount of notes issuable under the current MTN Program prospectus filed in March 2018 is $4,000 million. At December 31 2019, $1,100 million remained available for issuance until April 2020.
In 2019, Hydro One issued long-term debt totalling $1,500 million (2018 - $1,400 million) and repaid long-term debt of $728 million (2018 - $750 million) under its MTN Program.
(b) HOSSM long-term debt
At December 31, 2019, HOSSM long-term debt of $160 million (2018 - $168 million), with a principal amount of $141 million (2018 - $143 million) was outstanding. In 2019, no long-term debt was issued (2018 - $nil), and $2 million (2018 - $3 million) of long-term debt was repaid.

Schedule of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

December 31 (millions of dollars)	2019	2018
Current liabilities:
Long-term debt payable within one year	653	731
Long-term liabilities:
Long-term debt	10,822	9,978
Total long-term debt	11,475	10,709

Summary of Principal Repayments and Related Weighted Average Interest Rates
At December 31, 2019, principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	653	473	2.9
Year 2	803	455	2.1
Year 3	604	436	3.2
Year 4	131	423	6.1
Year 5	700	410	2.5
	2,891	2,197	2.8
Years 6-10	1,400	1,901	2.9
Thereafter	7,195	4,151	5.0
	11,486	8,249	4.2

Summary of Long Term Debt Interest Payment Obligations
At December 31, 2019, principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	653	473	2.9
Year 2	803	455	2.1
Year 3	604	436	3.2
Year 4	131	423	6.1
Year 5	700	410	2.5
	2,891	2,197	2.8
Years 6-10	1,400	1,901	2.9
Thereafter	7,195	4,151	5.0
	11,486	8,249	4.2